PSF PGIM BALLAST PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 65.7%
Unaffiliated Exchange-Traded Funds — 9.4%
iShares Core S&P 500 ETF	250	$163,302
Vanguard Intermediate-Term Treasury ETF	1,150	68,483
Vanguard S&P 500 ETF	420	250,971
Vanguard Short-Term Treasury ETF	1,300	76,102

Total Unaffiliated Exchange-Traded Funds (cost $576,677)		558,858

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligations — 17.3%
Federal Home Loan Bank
4.000%	06/09/28	500	501,414
Federal National Mortgage Assoc.
6.250%	05/15/29	500	534,755

Total U.S. Government Agency Obligations (cost $1,038,796)				1,036,169
U.S. Treasury Obligation — 20.5%
U.S. Treasury Notes
3.625%	09/30/31	1,250	1,226,367
(cost $1,229,209)

Options Purchased*~ — 18.5%
(cost $1,111,693)	1,106,246

Total Long-Term Investments—65.7% (cost $3,956,375)	3,927,640

Shares
Short-Term Investments — 34.2%
Affiliated Mutual Fund — 30.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%) (cost $1,848,046)(wb)	1,848,046	1,848,046

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 3.3%
U.S. Treasury Bills
3.630%	06/30/26	100	$99,102
3.637%	06/16/26(k)	100	99,239

Total U.S. Treasury Obligations (cost $198,344)			198,341

Total Short-Term Investments (cost $2,046,390)			2,046,387

TOTAL INVESTMENTS—99.9% (cost $6,002,765)			5,974,027

Other assets in excess of liabilities(z) — 0.1%			5,420

Net Assets — 100.0%			$5,979,447

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/18/30	$600.00		35		4	$618,214
State Street SPDR S&P 500 ETF Trust	Call	01/31/31	$700.00		35		4	488,032
Total Options Purchased (cost $1,111,693)								$1,106,246
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PSF PGIM BALLAST PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	5 Year U.S. Treasury Notes	Jun. 2026	$432,719	$(6,631)
2	10 Year U.S. Treasury Notes	Jun. 2026	222,094	(4,566)
				$(11,197)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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